CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Interest income
Interest and fees on loans	$ 2,918,231	$ 2,637,116	$ 4,429,322	$ 11,643,531	$ 7,492,547	$ 6,048,268	$ 6,819,081
Interest on securities	120,407	164,609	445,056	506,108	843,251	873,239	662,709
Interest on other interest-earning assets	22,299	21,454	19,880	74,087	31,306	18,271	20,717
Total interest income	3,060,937	2,823,179	4,894,258	12,223,726	8,367,104	6,939,778	7,502,507
Interest expense
Interest on deposits	364,808	332,866	606,050	1,371,703	1,057,718	959,395	1,249,672
Interest on borrowings	10,808	8,926	161,216	62,192	336,322	403,820	581,119
Total interest expense	375,616	341,792	767,266	1,433,895	1,394,040	1,363,215	1,830,791
Net interest income	2,685,321	2,481,387	4,126,992	10,789,831	6,973,064	5,576,563	5,671,716
Provision for (credit to) loan losses	52,000	100,000	50,000	694,000	50,000		(121,000)
Net interest income after provision for (credit to) loan losses	2,633,321	2,381,387	4,076,992	10,095,831	6,923,064	5,576,563	5,792,716
Noninterest income
Gain on sale of loans	1,688,434	888,200	1,643,230	4,847,600	3,019,831	2,501,821	3,125,796
Service charges and fees	99,157	50,119	119,025	296,629	269,388	250,256	199,452
Loss on sale and impairments of other real estate		(200,000)		(517,863)	60,332	23,846	(14,388)
Loss on sale of securities		(13,800)	(356,645)	6,414	(327,914)	(3,000)	(81,572)
Bank owned life insurance income	43,024	32,414	71,353	131,823	141,896	148,377	196,972
Bargain purchase gain			2,898,847		2,898,847
Other	53,151	44,894	97,547	138,309	180,184	162,302	170,130
Total noninterest income	1,883,766	801,827	4,473,357	4,902,912	6,242,564	3,083,602	3,596,390
Noninterest expense
Salaries and benefits	2,581,184	1,925,621	3,760,807	8,304,436	6,476,691	5,305,419	5,599,006
Occupancy	451,529	426,300	728,654	1,597,282	1,275,693	1,107,211	1,145,149
Data processing fees	358,690	312,335	471,658	1,612,302	882,945	754,833	548,172
FDIC and other insurance expense	71,400	60,600	108,499	258,854	252,319	231,180	308,727
Professional fees	402,951	232,301	266,783	945,859	519,129	356,662	383,943
Merger-related expenses		94,324	800,965	99,577	1,377,168	920,420	234,007
Advertising	52,389	37,569	59,616	220,230	130,160	192,705	178,853
Net other real estate expenses	2,756	6,945	7,030	23,175	25,840	58,509	102,752
Prepayment penalty, FHLB advances			532,125		532,125
Other	575,332	351,476	791,479	1,596,414	1,294,214	967,802	985,492
Total noninterest expense	4,496,231	3,447,471	7,527,616	14,658,129	12,766,284	9,894,741	9,486,101
Income (loss) before income taxes	20,856	(264,257)	1,022,733	340,614	399,344	$ (1,234,576)	(96,995)
Provision for income taxes	15,000		73,760	20,000	73,760		35,527
NET INCOME (LOSS)	5,856	(264,257)	948,973	320,614	325,584	$ (1,234,576)	(132,522)
Other comprehensive income (loss)
Unrealized gain (loss) on available-for-sale securities	225,683	(19,914)	401,181	(67,601)	916,352	(38,184)	(635,904)
COMPREHENSIVE INCOME (LOSS)	$ 231,539	$ (284,171)	$ 1,350,154	$ 253,013	$ 1,241,936	$ (1,272,760)	$ (768,426)
Income (loss) per common share:
Basic (in dollars per share)	$ 0.00	$ (0.16)	$ 0.61	$ 0.19	$ 0.23	$ (0.95)	$ (0.10)
Diluted (in dollars per share)	$ 0.00	$ (0.16)	$ 0.61	$ 0.19	$ 0.23	$ (0.95)	$ (0.10)